Other income	6 Months Ended
Jun. 30, 2021
Other income [abstract]
Other income
14

Other income
Other income
1 January to 30 June
in EUR million 2021 2020
Share of result associates and joint ventures 20 34
Net result derecognition of financial assets measured

at amortised cost

-3 187
Other
166 48
184 269
In 2021, Other income other includes the recognition of

EUR
72

million relating to a better than expected
recovery of the insolvency of a financial institution in the Netherlands,

proceeds of the agreement with
Raiffeisenbank due to the withdraw from the retail banking market in the Czech Republic and the positive recovery of defaulted receivables of EUR 16

million (2020: EUR
18

million). In 2020, Net result on derecognition
of financial assets measured at amortised cost included a result of

EUR
186

million following a one-off sale of
certain securities at amortised cost driven by exceptional market conditions due to Covid-19, which was considered to be infrequent, but more than insignificant in value.